Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Net income attributable to AerCap Holdings N.V.		$ 1,178,730	$ 810,447	$ 292,410
Other comprehensive income:
Net change in fair value of derivatives (Note 12), net of tax of $(47), $(649) and $(711), respectively, and net of reclassification adjustments (a)	[1]	338	4,542	4,975
Actuarial gain (loss) on pension obligations (Note 19), net of tax of $(4), $(81) and $117, respectively		250	(1,547)	(464)
Total other comprehensive income		588	2,995	4,511
Total comprehensive income attributable to AerCap Holdings N.V.		$ 1,179,318	$ 813,442	$ 296,921

[1]	During the year ended December 31, 2015, we did not reclassify any amounts from AOCI to our Consolidated Income Statement. During the year ended December 31, 2014, we reclassified $3.1 million from AOCI to interest expense in our Consolidated Income Statement. During the year ended December 31, 2013, we entered into interest rate swaps for which we applied cash flow hedge accounting treatment and no amounts were reclassified from AOCI to our Consolidated Income Statement.